ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2012	2013

Billed receivable	$61,760	$64,031
Unbilled receivable	44,071	50,719
Accounts receivable, gross	105,831	114,750
Less: Allowance for doubtful accounts	(4,609)	(7,221)
Accounts receivable, net	$101,222	$107,529

Unbilled receivable represents amounts earned under the advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that the majority of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2011	$17,646	2,044	(17,279)	877	$3,288
2012	$3,288	1,242	34	45	$4,609
2013	$4,609	2,439	-	173	$7,221